UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 5.7%
Bally Technologies Inc.	58,450	$2,369,563	*
Burger King Holdings Inc.	159,710	3,395,435
Penn National Gaming Inc.	50,370	1,400,286	*

Total Hotels, Restaurants & Leisure		7,165,284

Internet & Catalog Retail - 0.6%
PetMed Express Inc.	33,190	735,822

Media - 1.5%
Lions Gate Entertainment Corp.	306,726	1,913,970	*

Specialty Retail - 7.3%
Advance Auto Parts Inc.	42,640	1,787,469
Hibbett Sports Inc.	61,350	1,569,333	*
Jos. A. Bank Clothiers Inc.	21,299	1,163,991	*
Ross Stores Inc.	42,030	2,247,344
Urban Outfitters Inc.	61,170	2,326,295	*

Total Specialty Retail		9,094,432

TOTAL CONSUMER DISCRETIONARY		18,909,508

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Casey’s General Stores Inc.	57,870	1,817,118

ENERGY - 5.7%
Energy Equipment & Services - 3.4%
North American Energy Partners Inc.	62,550	599,855	*
Oceaneering International Inc.	33,490	2,126,280	*
Parker Drilling Co.	218,425	1,076,835	*
Superior Well Services Inc.	33,580	449,301	*

Total Energy Equipment & Services		4,252,271

Oil, Gas & Consumable Fuels - 2.3%
Comstock Resources Inc.	29,370	933,966	*
GMX Resources Inc.	70,790	581,894	*
Range Resources Corp.	29,489	1,382,149

Total Oil, Gas & Consumable Fuels		2,898,009

TOTAL ENERGY		7,150,280

FINANCIALS - 6.8%
Capital Markets - 3.3%
Affiliated Managers Group Inc.	27,960	2,208,840	*
Duff & Phelps Corp., Class A Shares	73,680	1,233,403
Financial Engines Inc.	41,700	704,730	*

Total Capital Markets		4,146,973

Commercial Banks - 0.8%
Old National Bancorp	78,180	934,251

Diversified Financial Services - 0.7%
Primus Guaranty Ltd.	219,132	920,354	*

Real Estate Investment Trusts (REITs) - 0.1%
Gramercy Capital Corp.	40,370	112,632	*

Real Estate Management & Development - 1.9%
CB Richard Ellis Group Inc., Class A Shares	152,570	2,418,235	*

TOTAL FINANCIALS		8,532,445

HEALTH CARE - 18.3%
Biotechnology - 6.5%
Acorda Therapeutics Inc.	55,340	1,892,628	*
Alexion Pharmaceuticals Inc.	57,170	3,108,333	*
ARIAD Pharmaceuticals Inc.	149,010	506,634	*
Regeneron Pharmaceuticals Inc.	76,810	2,034,697	*
Vanda Pharmaceuticals Inc.	56,690	654,202	*

Total Biotechnology		8,196,494

Health Care Equipment & Supplies - 2.5%
Conceptus Inc.	59,750	1,192,610	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp.	42,969	$1,883,331	*

Total Health Care Equipment & Supplies		3,075,941

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	58,640	1,695,869
Mednax Inc.	42,700	2,484,713	*
Owens & Minor Inc.	37,500	1,739,625

Total Health Care Providers & Services		5,920,207

Health Care Technology - 0.9%
athenahealth Inc.	31,030	1,134,457	*

Life Sciences Tools & Services - 2.3%
Mettler-Toledo International Inc.	26,360	2,878,512	*

Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals Inc.	54,050	1,684,198	*

TOTAL HEALTH CARE		22,889,809

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.7%
Aerovironment Inc.	31,970	834,736	*
Orbital Sciences Corp.	135,087	2,568,004	*

Total Aerospace & Defense		3,402,740

Commercial Services & Supplies - 1.7%
Corrections Corporation of America	104,730	2,079,938	*

Construction & Engineering - 1.3%
Quanta Services Inc.	88,930	1,703,899	*

Electrical Equipment - 0.2%
A123 Systems Inc.	16,700	229,458	*

Machinery - 3.5%
AGCO Corp.	38,260	1,372,386	*
IDEX Corp.	90,930	3,009,783

Total Machinery		4,382,169

Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co. Inc., Class A Shares	48,880	2,479,194

TOTAL INDUSTRIALS		14,277,398

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.6%
Comverse Technology Inc.	150,060	1,245,498	*
F5 Networks Inc.	32,375	1,991,386	*

Total Communications Equipment		3,236,884

Electronic Equipment, Instruments & Components - 0.2%
Hollysys Automation Technologies Ltd.	24,270	279,348	*

Internet Software & Services - 9.0%
Baidu.com Inc., ADR	5,020	2,996,940	*
comScore Inc.	53,952	900,459	*
Digital River Inc.	54,987	1,666,106	*
Mercadolibre Inc.	57,340	2,764,361	*
Taleo Corp., Class A Shares	114,702	2,971,929	*

Total Internet Software & Services		11,299,795

IT Services - 0.7%
Online Resources Corp.	211,493	852,317	*

Semiconductors & Semiconductor Equipment - 2.5%
Cymer Inc.	32,950	1,229,035	*
LSI Corp.	308,609	1,888,687	*

Total Semiconductors & Semiconductor Equipment		3,117,722

Software - 13.2%
Aspen Technology Inc.	89,380	916,145	*
Blackboard Inc.	79,630	3,317,386	*
Citrix Systems Inc.	81,200	3,854,564	*
Fortinet Inc.	48,870	859,135	*
MICROS Systems Inc.	59,628	1,960,569	*
Solarwinds Inc.	61,110	1,323,642	*
Sourcefire Inc.	112,122	2,573,200	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Software - continued
Verint Systems Inc.	70,957	$1,738,446	*

Total Software		16,543,087

TOTAL INFORMATION TECHNOLOGY		35,329,153

MATERIALS - 3.5%
Chemicals - 2.3%
Rockwood Holdings Inc.	92,456	2,461,179	*
Senomyx Inc.	112,910	369,780	*

Total Chemicals		2,830,959

Metals & Mining - 1.2%
Compass Minerals International Inc.	19,496	1,564,164

TOTAL MATERIALS		4,395,123

TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
SBA Communications Corp., Class A	83,040	2,995,253	*

UTILITIES - 2.2%
Electric Utilities - 2.2%
ITC Holdings Corp.	50,860	2,797,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $98,200,361)		119,093,387

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
Interest in $14,228,000 joint tri-party repurchase agreement dated 3/31/10 with Barclays Capital Inc.; Proceeds at maturity - $1,024,000; (Fully collateralized by U.S. government obligations, 3.875% due 4/15/29; Market value - $1,044,487)	0.010%	4/1/10	$1,024,000	1,024,000
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deustche Bank Securities Inc.; Proceeds at maturity - $4,111,002; (Fully collateralized by U.S. government agency obligations, 2.375% due 3/14/14 ; Market value - $4,193,288)	0.020%	4/1/10	4,111,000	4,111,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,135,000)				5,135,000

TOTAL INVESTMENTS - 99.1% (Cost - $103,335,361#)				124,228,387
Other Assets in Excess of Liabilities - 0.9%				1,078,868

TOTAL NET ASSETS - 100.0%				$125,307,255

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Written Options - 0.0%
F5 Networks Inc., Call	4/17/10	$65.00	97	$7,275
Jos. A. Bank Clothiers Inc., Call	4/17/10	50.00	96	48,768

TOTAL WRITTEN OPTIONS (Premiums received - $23,431)				$56,043

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$119,093,387	—	—	$119,093,387
Short-term investments†	—	$5,135,000	—	5,135,000

Total investments	$119,093,387	$5,135,000	—	$124,228,387

Other financial instruments:			—
Written options	(56,043)	—	—	(56,043)

Total	$119,037,344	$5,135,000	—	$124,172,344

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,202,103
Gross unrealized depreciation	(10,309,077)

Net unrealized appreciation	$20,893,026

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	—	—
Options written	475	$75,154
Options exercised	(82)	(32,309)
Options expired	(200)	(19,414)

Written options, outstanding March 31, 2010	193	$23,431

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Primary Underlying Risk Disclosure	Written Options, at value
Equity Contracts	$23,431
Other Contracts	—

Total	$23,431

During the period ended March 31, 2010, the Portfolio had an average market value of $21,356 in written options.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010